RELATED PARTY TRANSACTIONS - Schedule of Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	6 Months Ended
	Jul. 01, 2022	Jul. 02, 2021	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 2	€ 0
Amounts affecting cost of sales	(32)	(21)
Amounts affecting operating expenses	(8)	(5)
Total net amount affecting the consolidated income statement	(38)	€ (26)
Amounts receivable, related party transactions	5		€ 2
Amounts payable, related party transactions	€ 27		€ 19